Contents of Significant Accounts - Aggregate Amount of the Company's Share of its Individually Immaterial Joint Ventures (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of joint ventures [line items]
Loss from continuing operations	$ (20,146)	$ (616,665)	$ 157,837	$ (315,666)
Aggregated individually immaterial joint ventures [member]
Disclosure of joint ventures [line items]
Loss from continuing operations		0	0	(45,606)
Other comprehensive income (loss)		0	0	0
Total comprehensive income (loss)		$ 0	$ 0	$ (45,606)